Stock Warrants	12 Months Ended
Dec. 31, 2014
Stock Warrants [Abstract]
Stock Warrants [Text Block]
11. Stock Warrants

From 2008 through 2014, the Company issued warrants mostly in connection with common and preferred stock issuances. The warrants are exercisable for one or five years from date of issuance. The warrant allows the holder to purchase shares of common stock. The exercise price is $0.375 to $2.25 per share.

During 2013, the Company issued warrants mostly in connection with common stock issuances. The warrants are exercisable one or five years from date of issuance. The exercise price is $0.50 to $1.10 per share. The warrant allows the holder to purchase shares of common stock, and contains anti-dilution provisions that adjust the exercise price if certain equity instruments are issued (subject to certain exceptions) at a value below the then-existing exercise price of the warrants. The anti-dilutive provisions have an expiration term of either one or five years from date of issuance. The anti-dilutive provision on 7,592,400 warrants expired on December 31, 2013.

As of December 31, 2014, warrants to purchase 53,112,193 shares of common stock were outstanding and exercisable. The Company recognized a total of $192,421 in interest expense and $49,921 in consulting services during the year ended December 31, 2014 and $537,137 in placement agent services for the year ended December 31, 2013 as a result of issuing an aggregate of 3,720,323 warrants earned in 2014.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	52,705,614	$1.30	2.58
Granted	18,673,721	$0.50	3.25
Exercised	(22,500)	-
Cancelled or expired	(18,244,642)	$0.72
Outstanding at December 31, 2014	53,112,193	$0.98	3.27

The following table summarizes information about stock warrants at December 31, 2014:

Warrants Outstanding
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.375	13,350,898
$0.750	11,065,144
$0.800	1,415,000
$1.100	18,886,850
$1.120	263,750
$2.000	6,735,842
$2.200	98,320
$2.250	1,296,389
$0.375 - $2.25	53,112,193	3.27	$0.98